Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 130.4%
	Aerospace & Defense: 3.4%
340,000	AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.650%, (US0006M + 3.500%), 01/17/27	$ 325,550	0.2
420,000	Amentum Government Services Holdings LLC Term Loan B, 4.174%, (US0001M + 4.000%), 02/01/27	409,500	0.2
1,328,042	American Airlines, Inc. 2018 Term Loan B, 1.924%, (US0001M + 1.750%), 06/27/25	880,242	0.5
150,000	Delta Air Lines, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 04/29/23	148,294	0.1
863,265	KBR, Inc. 2020 Term Loan B, 2.924%, (US0001M + 2.750%), 02/05/27	850,316	0.4
1,834,101	Maxar Technologies Ltd. Term Loan B, 2.930%, (US0001M + 2.750%), 10/04/24	1,763,030	0.9
415,625	Science Applications International Corporation 2020 Incremental Term Loan B, 2.424%, (US0001M + 2.250%), 03/12/27	406,620	0.2
1,995,000	TransDigm, Inc. 2020 Term Loan E, 2.424%, (US0001M + 2.250%), 05/30/25	1,834,568	0.9
		6,618,120	3.4

	Auto Components: 0.6%
1,310,502	Broadstreet Partners, Inc. 2020 Term Loan B, 3.424%, (US0001M + 3.250%), 01/27/27	1,261,359	0.6

	Automotive: 4.5%
637,774	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250%), 04/06/24	614,389	0.3
372,656	Autokiniton US Holdings, Inc. Term Loan, 5.924%, (US0001M + 5.750%), 05/22/25	317,689	0.2
271,353	Belron Finance US LLC 2018 Term Loan B, 2.934%, (US0003M + 2.500%), 11/13/25	263,891	0.1
1,030,145	Belron Finance US LLC 2019 USD Term Loan B, 3.260%, (US0003M + 2.500%), 10/30/26	1,004,392	0.5
500,873	Bright Bidco B.V. 2018 Term Loan B, 4.573%, (US0003M + 3.500%), 06/30/24	161,617	0.1
189,525	Dealer Tire, LLC 2020 Term Loan B, 4.424%, (US0001M + 4.250%), 12/12/25	176,969	0.1
EUR 970,125	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,027,979	0.5
936,105	Gates Global LLC 2017 USD Repriced Term Loan B, 3.750%, (US0001M + 2.750%), 04/01/24	899,363	0.5
553,000	Holley Purchaser, Inc. Term Loan B, 5.760%, (US0003M + 5.000%), 10/24/25	441,017	0.2
1,681,791	KAR Auction Services, Inc. 2019 Term Loan B6, 2.438%, (US0001M + 2.250%), 09/19/26	1,620,826	0.8
1,412,900	Panther BF Aggregator 2 LP USD Term Loan B, 3.674%, (US0001M + 3.500%), 04/30/26	1,346,376	0.7
699	Truck Hero, Inc. 1st Lien Term Loan, 3.924%, (US0001M + 3.750%), 04/22/24	616	0.0
1,000,000	Wand NewCo 3, Inc. 2020 Term Loan, 4.072%, (US0006M + 3.000%), 02/05/26	961,250	0.5
		8,836,374	4.5

	Basic Materials: 0.2%
303,886	HB Fuller - TL B 1L, 2.171%, (US0001M + 2.000%), 10/20/24	296,337	0.2

	Beverage & Tobacco: 0.5%
911,493	Sunshine Investments B.V. USD Term Loan B3, 3.674%, (US0003M + 3.250%), 03/28/25	888,706	0.5

	Brokers, Dealers & Investment Houses: 1.2%
1,989,899	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.674%, (US0001M + 2.500%), 08/27/25	1,525,590	0.8
849,250	Forest City Enterprises, L.P. 2019 Term Loan B, 3.674%, (US0001M + 3.500%), 12/08/25	801,656	0.4
		2,327,246	1.2

	Building & Development: 4.2%
426,264	Advanced Drainage Systems Inc Term Loan B, 2.625%, (US0001M + 2.250%), 07/31/26	418,271	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Building & Development: (continued)
1,708,991	Core & Main LP 2017 Term Loan B, 3.978%, (US0006M + 2.750%), 08/01/24	$ 1,649,177	0.8
1,223,862	GYP Holdings III Corp. 2018 Term Loan B, 2.924%, (US0001M + 2.750%), 06/01/25	1,174,907	0.6
749,813	Henry Company LLC Term Loan B, 5.000%, (US0001M + 4.000%), 10/05/23	721,695	0.4
763,118	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 4.174%, (US0001M + 4.000%), 05/30/25	688,714	0.3
EUR 959,793	LSF10 XL Bidco S.C.A. EUR Term Loan B3, 4.000%, (EUR003M + 4.000%), 10/12/26	948,222	0.5
574,834	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/25	566,212	0.3
1,026,226	Quikrete Holdings Inc Term Loan, 2.674%, (US0001M + 2.500%), 02/01/27	979,789	0.5
1,024,605	Werner FinCo LP 2017 Term Loan, 5.000%, (US0001M + 4.000%), 07/24/24	968,252	0.5
150,000	Zekelman Industries, Inc. 2020 Term Loan, 2.423%, (US0001M + 2.250%), 01/24/27	145,875	0.1
		8,261,114	4.2

	Business Equipment & Services: 13.9%
421,235	24-7 Intouch Inc 2018 Term Loan, 4.924%, (US0001M + 4.750%), 08/25/25	389,642	0.2
1,521,508	AlixPartners, LLP 2017 Term Loan B, 3.500%, (US0001M + 2.500%), 04/04/24	1,482,519	0.7
965,250	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	926,640	0.5
638,100	Big Ass Fans, LLC 2018 Term Loan, 5.200%, (US0003M + 3.750%), 05/21/24	526,433	0.3
785,000	Castle US Holding Corporation USD Term Loan B, 5.200%, (US0001M + 3.750%), 01/29/27	731,031	0.4
436,282	Convergint Technologies LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/03/25	410,651	0.2
1,740,324	EIG Investors Corp. 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/09/23	1,702,616	0.9
853,196	Ellie Mae, Inc. Term Loan, 5.200%, (US0003M + 3.750%), 04/17/26	821,201	0.4
1,364,408	EVO Payments International LLC 2018 1st Lien Term Loan, 3.420%, (US0001M + 3.250%), 12/22/23	1,317,507	0.7
244,621	Flexential Intermediate Corporation 2nd Lien Term Loan, 8.713%, (US0003M + 7.250%), 08/01/25	110,079	0.1
617,400	GreenSky Holdings, LLC 2018 Term Loan B, 3.438%, (US0001M + 3.250%), 03/31/25	592,704	0.3
127,708	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 5.072%, (US0003M + 4.000%), 11/21/24	121,429	0.1
1,976,440	IQOR US Inc. 2nd Lien Term Loan, 9.094%, (US0003M + 8.750%), 04/01/22	372,229	0.2
2,954,042	IQOR US Inc. Term Loan B, 5.344%, (US0003M + 5.000%), 04/01/21	1,587,798	0.8
605,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 8.500%, (US0003M + 7.500%), 03/13/26	378,125	0.2
550,000	Misys (Finastra) USD 2nd Lien Term Loan, 8.250%, (US0006M + 7.250%), 06/13/25	487,300	0.2
220,000	Nielsen Finance LLC 2020 USD Term Loan B5, 4.094%, (US0003M + 3.750%), 06/05/25	220,275	0.1
1,591,612	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.700%, (US0003M + 3.250%), 01/03/25	1,488,157	0.8
1,450,599	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.424%, (US0001M + 3.250%), 05/01/25	1,388,948	0.7
1,390,072	Red Ventures, LLC 2020 Term Loan B, 2.674%, (US0001M + 2.500%), 11/08/24	1,329,690	0.7
115,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.760%, (US0003M + 7.000%), 05/29/26	107,525	0.0
643,538	Renaissance Learning, Inc. 2018 Add On Term Loan, 4.010%, (US0003M + 3.250%), 05/30/25	611,897	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
865,088	Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0003M + 5.500%), 12/20/24	$ 800,206	0.4
275,000	Rockwood Service Corporation 2020 Term Loan, 5.700%, (US0003M + 4.250%), 01/23/27	256,953	0.1
776,239	Solera Holdings, Inc. USD Term Loan B, 2.924%, (US0001M + 2.750%), 03/03/23	748,585	0.4
960,059	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 5.700%, (US0003M + 4.250%), 07/30/25	856,853	0.4
1,612,478	Staples, Inc. 7 Year Term Loan, 5.687%, (US0003M + 5.000%), 04/16/26	1,443,168	0.7
170,000	STG-Fairway Holdings, LLC Term Loan B, 4.572%, (US0003M + 3.500%), 01/31/27	155,975	0.1
765,673	SurveyMonkey Inc. 2018 Term Loan B, 3.850%, (US0001W + 3.750%), 10/10/25	746,532	0.4
EUR 460,420	Techem Verwaltungsgesellschaft 675 mbH EUR Term Loan B4, 2.875%, (EUR002M + 2.875%), 07/15/25	499,430	0.2
1,580,925	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.377%, (US0003M + 4.000%), 08/20/25	1,302,946	0.7
1,305,809	Verra Mobility Corporation 2020 Term Loan B, 3.424%, (US0001M + 3.250%), 02/28/25	1,253,576	0.6
267,820	Verscend Holding Corp. 2018 Term Loan B, 4.674%, (US0001M + 4.500%), 08/27/25	259,284	0.1
490,000	VS Buyer, LLC Term Loan B, 3.420%, (US0001M + 3.250%), 02/28/27	478,975	0.2
623,888	West Corporation 2018 Term Loan B1, 4.950%, (US0003M + 3.500%), 10/10/24	504,829	0.3
1,016,500	Yak Access, LLC 2018 1st Lien Term Loan B, 6.450%, (US0003M + 5.000%), 07/11/25	853,860	0.4
240,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 11.204%, (US0003M + 10.000%), 07/10/26	159,600	0.1
		27,425,168	13.9

	Cable & Satellite Television: 3.2%
2,230,769	Charter Communications Operating, LLC 2019 Term Loan B2, 1.930%, (US0001M + 1.750%), 02/01/27	2,185,900	1.1
1,000,000	CSC Holdings, LLC 2019 Term Loan B5, 2.684%, (US0001M + 2.500%), 04/15/27	969,167	0.5
1,434,379	Radiate Holdco, LLC 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/01/24	1,399,058	0.7
625,000	UPC Broadband Holding B.V. 2020 USD Term Loan B, 2.434%, (US0001M + 2.250%), 04/30/28	603,906	0.3
1,195,000	Virgin Media Bristol LLC USD Term Loan N, 2.684%, (US0001M + 2.500%), 01/31/28	1,159,316	0.6
		6,317,347	3.2

	Chemicals & Plastics: 4.0%
571,466	Alpha 3 B.V. 2017 Term Loan B1, 4.450%, (US0003M + 3.000%), 01/31/24	552,536	0.3
303,475	Ascend Performance Materials Operations LLC 2019 Term Loan B, 6.700%, (US0003M + 5.250%), 08/27/26	290,198	0.1
980,995	Axalta Coating Systems US Holdings Inc. USD Term Loan B3, 3.200%, (US0003M + 1.750%), 06/01/24	959,185	0.5
938,288	Composite Resins Holding B.V. 2018 Term Loan B, 5.475%, (US0006M + 4.250%), 08/01/25	912,485	0.5
EUR 977,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,009,119	0.5
1,069,421	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/24	1,025,976	0.5
750,500	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.996%, (US0001M + 4.750%), 10/15/25	709,222	0.4
1,382,368	Starfruit Finco B.V 2018 USD Term Loan B, 3.222%, (US0001M + 3.000%), 10/01/25	1,324,482	0.7
902,220	Tronox Finance LLC Term Loan B, 3.452%, (US0001M + 2.750%), 09/23/24	868,161	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
184,538	Univar Inc. 2019 USD Term Loan B5, 3.450%, (US0003M + 2.000%), 07/01/26	$ 177,636	0.1
		7,829,000	4.0

	Clothing/Textiles: 0.2%
432,063	Varsity Brands, Inc. 2017 Term Loan B, 4.500%, (US0001M + 3.500%), 12/15/24	350,403	0.2

	Consumer, Cyclical: 0.2%
932,069	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 4.950%, (US0003M + 3.500%), 05/30/25	304,476	0.2

	Containers & Glass Products: 5.5%
78,400	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.000%, (US0001M + 3.000%), 04/22/24	70,560	0.0
1,000,000	Berry Global, Inc. 2019 Term Loan Y, 2.222%, (US0001M + 2.000%), 07/01/26	979,896	0.5
1,574,762	Bway Holding Company 2017 Term Loan B, 4.561%, (US0003M + 3.250%), 04/03/24	1,451,931	0.7
235,410	Charter NEX US, Inc. Incremental Term Loan, 3.424%, (US0001M + 3.250%), 05/16/24	229,230	0.1
1,271,820	Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.433%, (US0003M + 3.000%), 12/29/23	1,228,101	0.6
1,942,359	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 4.683%, (US0003M + 3.250%), 06/29/25	1,832,858	0.9
550,000	Plastipak Packaging, Inc. 2018 Term Loan B, 2.680%, (US0001M + 2.500%), 10/14/24	534,875	0.3
245,000	Proampac AC Borrower LLC Second Lien Term Loan, 9.500%, (US0003M + 8.500%), 11/18/24	211,312	0.1
715,000	Reynolds Consumer Products LLC Term Loan, 1.924%, (US0001M + 1.750%), 02/04/27	702,786	0.4
1,918,786	Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.924%, (US0001M + 2.750%), 02/05/23	1,863,621	1.0
1,385,437	Ring Container Technologies Group, LLC 1st Lien Term Loan, 2.924%, (US0001M + 2.750%), 10/31/24	1,333,483	0.7
404,795	TricorBraun Hldgs Inc First Lien Term Loan, 5.200%, (US0003M + 3.750%), 11/30/23	382,026	0.2
		10,820,679	5.5

	Cosmetics/Toiletries: 0.5%
492,219	Anastasia Parent, LLC 2018 Term Loan B, 5.200%, (US0003M + 3.750%), 08/11/25	172,226	0.1
806,644	Wellness Merger Sub, Inc. 1st Lien Term Loan, 5.863%, (US0003M + 4.250%), 06/30/24	742,616	0.4
		914,842	0.5

	Drugs: 0.1%
295,077	Horizon Therapeutics USA Inc Term Loan B, 2.563%, (US0001M + 2.250%), 05/22/26	289,176	0.1

	Ecological Services & Equipment: 0.7%
1,291,196	GFL Environmental Inc. 2018 USD Term Loan B, 4.000%, (US0003M + 3.000%), 05/30/25	1,277,131	0.7

	Electronics/Electrical: 18.7%
869,807	ASG Technologies Group, Inc. 2018 Term Loan, 4.500%, (US0001M + 3.500%), 07/31/24	765,430	0.4
1,256,513	BMC Software Finance, Inc. 2018 USD Term Loan B, 4.424%, (US0001M + 4.250%), 10/02/25	1,189,200	0.6
280,714	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.174%, (US0001M + 4.000%), 04/18/25	269,135	0.1
802,775	Cohu, Inc. 2018 Term Loan B, 3.174%, (US0001M + 3.000%), 10/01/25	690,386	0.4
445,672	Compuware Corporation 2018 Term Loan B, 6.250%, (PRIME + 4.000%), 08/22/25	444,557	0.2
490,000	Cornerstone OnDemand, Inc. Term Loan B, 5.348%, (US0002M + 4.250%), 04/22/27	484,488	0.2
1,000,000	Dell International LLC 2019 Term Loan B, 2.750%, (US0001M + 2.000%), 09/19/25	984,167	0.5
775,188	EagleView Technology Corporation 2018 Add On Term Loan B, 3.863%, (US0003M + 3.500%), 08/14/25	715,756	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
260,363		Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.424%, (US0003M + 4.250%), 06/26/25	$ 208,290	0.1
648,375		Exact Merger Sub LLC 1st Lien Term Loan, 5.700%, (US0003M + 4.250%), 09/27/24	611,093	0.3
EUR 992,500		GlobalFoundries Inc EUR Term Loan B, 5.000%, (EUR003M + 5.000%), 06/05/26	1,002,570	0.5
615,350		GlobalFoundries Inc USD Term Loan B, 6.250%, (US0003M + 4.750%), 06/05/26	578,429	0.3
623,438		Helios Software Holdings, Inc. USD Term Loan, 5.322%, (US0006M + 4.250%), 10/24/25	590,707	0.3
100,000		Hyland Software, Inc. 2017 2nd Lien Term Loan, 7.750%, (US0003M + 7.000%), 07/07/25	96,438	0.0
2,245,985		Hyland Software, Inc. 2018 1st Lien Term Loan, 4.000%, (US0001M + 3.250%), 07/01/24	2,192,643	1.1
414,356		Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	387,768	0.2
455,000		Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/10/27	394,713	0.2
1,250,000		Informatica LLC 2020 USD Term Loan B, 3.424%, (US0001M + 3.250%), 02/25/27	1,197,916	0.6
728,278		Kronos Incorporated 2017 Term Loan B, 3.330%, (US0003M + 3.000%), 11/01/23	717,657	0.4
229,918		MA FinanceCo., LLC USD Term Loan B3, 2.674%, (US0001M + 2.500%), 06/21/24	218,422	0.1
647,495		McAfee, LLC 2018 USD Term Loan B, 3.924%, (US0001M + 3.750%), 09/30/24	636,487	0.3
2,315,625		MH Sub I, LLC 2017 1st Lien Term Loan, 4.822%, (US0006M + 3.750%), 09/13/24	2,244,709	1.1
810,000		MH Sub I, LLC 2017 2nd Lien Term Loan, 8.572%, (US0006M + 7.500%), 09/15/25	743,175	0.4
EUR 1,000,000		OVH Groupe SAS EUR Term Loan B, 3.250%, (EUR001M + 3.250%), 12/04/26	1,087,849	0.6
1,035,049		Project Boost Purchaser, LLC 2019 Term Loan B, 3.674%, (US0001M + 3.500%), 06/01/26	975,102	0.5
612,250		Project Leopard Holdings, Inc. 2019 Term Loan, 5.700%, (US0003M + 4.250%), 07/07/23	575,770	0.3
1,425,632		Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 5.010%, (US0003M + 4.250%), 05/16/25	1,363,260	0.7
750,000		Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 9.010%, (US0003M + 8.250%), 05/18/26	624,375	0.3
1,499,810		Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/23	1,463,356	0.7
527,871		Riverbed Technology, Inc. 2016 Term Loan, 4.250%, (US0003M + 3.250%), 04/24/22	458,965	0.2
390,000		Rocket Software, Inc. 2018 2nd Lien Term Loan, 9.010%, (US0003M + 8.250%), 11/27/26	305,500	0.2
1,386,000		Rocket Software, Inc. 2018 Term Loan, 4.424%, (US0001M + 4.250%), 11/28/25	1,314,968	0.7
2,370,375		RP Crown Parent LLC Term Loan B, 3.750%, (US0001M + 2.750%), 10/12/23	2,322,968	1.2
1,552,691		Seattle Spinco, Inc. USD Term Loan B3, 2.674%, (US0001M + 2.500%), 06/21/24	1,475,056	0.8
652,983		Sirius Computer Solutions, Inc. 2020 Term Loan, 3.674%, (US0001M + 3.500%), 07/01/26	642,372	0.3
2,985,039	(1),(2)	SkillSoft Corporation 1st Lien Term Loan, 5.094%, (US0003M + 4.750%), 04/28/21	1,657,007	0.8
788,778		SolarWinds Holdings, Inc. 2018 Term Loan B, 2.924%, (US0001M + 2.750%), 02/05/24	775,960	0.4
630,400		SonicWall US Holdings Inc. 1st Lien Term Loan, 3.877%, (US0003M + 3.500%), 05/16/25	574,452	0.3
265,000		SonicWall US Holdings Inc. 2nd Lien Term Loan, 7.877%, (US0003M + 7.500%), 05/18/26	214,650	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
345,000		Surf Holdings, LLC USD Term Loan, 4.814%, (US0003M + 3.500%), 03/05/27	$ 331,416	0.2
707,646		Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 6.072%, (US0003M + 5.000%), 05/29/26	423,605	0.2
1,573,010		Veritas Bermuda Ltd. USD Repriced Term Loan B, 5.950%, (US0003M + 4.500%), 01/27/23	1,473,713	0.7
495,000		Vertafore, Inc. 2018 2nd Lien Term Loan, 7.424%, (US0003M + 7.250%), 07/02/26	492,525	0.3
300,042		Web.com Group, Inc. 2018 2nd Lien Term Loan, 8.945%, (US0001M + 7.750%), 10/09/26	250,535	0.1
731,484		Web.com Group, Inc. 2018 Term Loan B, 4.945%, (US0003M + 3.750%), 10/10/25	689,424	0.4
			36,856,964	18.7

		Financial: 0.2%
458,597		Blucora, Inc. 2017 Term Loan B, 4.450%, (US0003M + 3.000%), 05/22/24	440,253	0.2

		Financial Intermediaries: 3.3%
1,202,362		Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 2.924%, (US0001M + 2.750%), 06/15/25	1,127,816	0.6
327,529		Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 2.424%, (US0001M + 2.250%), 04/23/26	308,696	0.2
1,036,875		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.924%, (US0001M + 2.750%), 08/21/25	971,033	0.5
615,000		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/27	605,518	0.3
938,025		Edelman Financial Center, LLC 2018 1st Lien Term Loan, 3.168%, (US0001M + 3.000%), 07/21/25	899,723	0.5
279,300		First Eagle Holdings, Inc. 2020 Term Loan B, 3.950%, (US0003M + 2.500%), 02/01/27	264,288	0.1
815,044		Focus Financial Partners, LLC 2020 Term Loan, 2.174%, (US0001M + 2.000%), 07/03/24	790,593	0.4
250,044		VFH Parent LLC 2019 Term Loan B, 3.222%, (US0001M + 3.000%), 03/01/26	245,981	0.1
1,312,836		Victory Capital Holdings, Inc. 2020 Term Loan B, 3.937%, (US0003M + 2.500%), 07/01/26	1,275,092	0.6
			6,488,740	3.3

		Food Products: 2.2%
622,075		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.684%, (US0003M + 3.500%), 10/01/25	610,100	0.3
100,000		8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 7.934%, (US0001M + 7.750%), 10/01/26	97,000	0.1
867,123		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	854,116	0.4
645,761		B&G Foods, Inc. 2019 Term Loan B4, 2.674%, (US0001M + 2.500%), 10/10/26	640,918	0.3
412,650		CHG PPC Parent LLC 2018 Term Loan B, 2.924%, (US0001M + 2.750%), 03/31/25	399,239	0.2
395,000		Froneri International PLC 2020 USD Term Loan, 2.424%, (US0001M + 2.250%), 01/29/27	378,706	0.2
646,516		IRB Holding Corp 2020 Term Loan B, 3.751%, (US0001M + 2.750%), 02/05/25	608,418	0.3
327,500	(1),(2)	NPC International, Inc. 2nd Lien Term Loan, 7.844%, (US0003M + 7.500%), 04/18/25	9,006	0.0
830,213		Sigma Bidco B.V. 2018 USD Term Loan B, 4.451%, (US0003M + 3.000%), 07/02/25	795,101	0.4
			4,392,604	2.2

		Food Service: 2.7%
1,500,000		1011778 B.C. Unlimited Liability Company Term Loan B4, 1.924%, (US0003M + 1.750%), 11/19/26	1,443,750	0.8
263,013		Fogo De Chao, Inc. 2018 Add On Term Loan, 5.700%, (US0003M + 4.250%), 04/07/25	165,150	0.1
2,084,593		Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.455%, (US0002M + 2.500%), 10/04/23	1,805,779	0.9

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Service: (continued)
1,021,800	Hearthside Food Solutions, LLC 2018 Term Loan B, 3.861%, (US0001M + 3.688%), 05/23/25	$ 984,249	0.5
860,675	US Foods, Inc. 2019 Term Loan B, 3.072%, (US0006M + 2.000%), 09/13/26	816,565	0.4
		5,215,493	2.7

	Food/Drug Retailers: 2.5%
EUR 1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.500%, (EUR006M + 3.500%), 06/23/25	1,084,150	0.6
1,303,412	EG Finco Limited 2018 USD Term Loan, 5.072%, (US0006M + 4.000%), 02/07/25	1,240,414	0.7
530,508	Moran Foods LLC 2020 2nd Lien Term Loan, 12.183%, (US0003M + 10.750%), 10/01/24	246,686	0.1
421,753	Moran Foods LLC 2020 Term Loan, 8.433%, (US0003M + 7.000%), 04/01/24	402,774	0.2
482,575	Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.950%, (US0003M + 5.500%), 09/06/24	421,650	0.2
1,520,750	United Natural Foods, Inc. Term Loan B, 4.424%, (US0001M + 4.250%), 10/22/25	1,434,971	0.7
		4,830,645	2.5

	Forest Products: 0.2%
492,525	LABL, Inc. 2019 USD Term Loan, 4.674%, (US0001M + 4.500%), 07/01/26	473,516	0.2

	Health Care: 10.1%
345,625	Accelerated Health Systems, LLC Term Loan B, 3.684%, (US0001M + 3.500%), 10/31/25	321,431	0.2
649,780	ADMI Corp. 2018 Term Loan B, 4.200%, (US0001M + 2.750%), 04/30/25	602,806	0.3
141,018	Agiliti Health, Inc Term Loan, 4.438%, (US0003M + 3.000%), 01/04/26	137,492	0.1
794,125	Air Methods Corporation 2017 Term Loan B, 4.950%, (US0003M + 3.500%), 04/22/24	638,207	0.3
1,000,354	ATI Holdings Acquisition, Inc. 2016 Term Loan, 4.570%, (US0006M + 3.500%), 05/10/23	871,558	0.4
860,193	Bausch Health Companies, Inc. 2018 Term Loan B, 3.171%, (US0001M + 3.000%), 06/02/25	845,999	0.4
469,942	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.073%, (US0003M + 3.000%), 06/07/23	459,564	0.2
380,000	Da Vinci Purchaser Corp. 2019 Term Loan, 5.238%, (US0006M + 4.000%), 01/08/27	371,213	0.2
1,055,236	DaVita, Inc. 2020 Term Loan B, 1.924%, (US0001M + 1.750%), 08/12/26	1,032,812	0.5
393,997	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 4.750%, (US0001M + 3.750%), 06/06/25	356,568	0.2
1,224,500	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.924%, (US0001M + 3.750%), 10/10/25	812,380	0.4
1,366,154	ExamWorks Group, Inc. 2017 Term Loan, 4.323%, (US0006M + 3.250%), 07/27/23	1,335,757	0.7
1,830,801	Global Medical Response, Inc. 2018 Term Loan B1, 4.250%, (US0003M + 3.250%), 04/28/22	1,779,691	0.9
904,359	GoodRx, Inc. 1st Lien Term Loan, 2.924%, (US0001M + 2.750%), 10/10/25	883,257	0.5
1,182,979	Inovalon Holdings, Inc. 2020 Term Loan B1, 3.188%, (US0001M + 3.000%), 04/02/25	1,158,334	0.6
831,074	Jaguar Holding Company II 2018 Term Loan, 3.500%, (US0001M + 2.500%), 08/18/22	828,931	0.4
293,525	Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0001M + 4.500%), 06/14/24	275,914	0.1
941,689	MPH Acquisition Holdings LLC 2016 Term Loan B, 4.200%, (US0003M + 2.750%), 06/07/23	907,317	0.5
EUR 1,000,000	Ortho-Clinical Diagnostics SA EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/30/25	1,044,835	0.5
1,061,988	Phoenix Guarantor Inc 2020 Term Loan B, 3.434%, (US0001M + 3.250%), 03/05/26	1,039,421	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
912,417	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.924%, (US0001M + 3.750%), 11/17/25	$ 876,798	0.5
54,712	Select Medical Corporation 2017 Term Loan B, 2.670%, (US0001M + 2.500%), 03/06/25	53,070	0.0
535,000	Sotera Health Holdings, LLC 2019 Term Loan, 5.500%, (US0001M + 4.500%), 12/11/26	521,959	0.3
EUR 1,000,000	Sunrise Medical 2018 EUR Term Loan B, 3.000%, (EUR003M + 3.000%), 04/16/25	1,075,084	0.6
290,000	Surgery Center Holdings, Inc. 2020 Term Loan B, 9.000%, (US0001M + 8.000%), 09/03/24	295,800	0.2
510,562	Tecomet Inc. 2017 Repriced Term Loan, 4.675%, (US0003M + 3.500%), 05/01/24	479,929	0.2
371,250	Vizient, Inc. 2020 Term Loan B6, 2.174%, (US0001M + 2.000%), 05/06/26	359,958	0.2
488,750	Wink Holdco, Inc 1st Lien Term Loan B, 4.450%, (US0003M + 3.000%), 12/02/24	470,422	0.2
		19,836,507	10.1

	Industrial: 0.5%
997,013	NCI Building Systems, Inc. 2018 Term Loan, 3.948%, (US0001M + 3.750%), 04/12/25	951,524	0.5

	Industrial Equipment: 3.0%
658,350	APi Group DE, Inc. Term Loan B, 2.674%, (US0001M + 2.500%), 10/01/26	633,662	0.3
360,438	CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.972%, (US0003M + 3.750%), 11/17/25	304,570	0.1
684,088	EWT Holdings III Corp. 2020 Term Loan, 3.453%, (US0001M + 2.750%), 12/20/24	667,841	0.3
1,543,644	Filtration Group Corporation 2018 1st Lien Term Loan, 3.174%, (US0001M + 3.000%), 03/29/25	1,499,746	0.8
1,367,422	Gardner Denver, Inc. 2020 USD Term Loan, 1.924%, (US0001M + 1.750%), 03/01/27	1,307,027	0.7
761,175	Granite Holdings US Acquisition Co. Term Loan B, 6.322%, (US0006M + 5.250%), 09/30/26	652,708	0.3
366,994	Kenan Advantage Group, Inc. 2015 Term Loan, 4.000%, (US0001M + 3.000%), 07/31/22	336,412	0.2
138,380	Kenan Advantage Group, Inc. CAD Term Loan B, 4.000%, (US0001M + 3.000%), 07/31/22	126,849	0.1
345,000	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	309,637	0.2
		5,838,452	3.0

	Insurance: 7.8%
948,638	Achilles Acquisition LLC 2018 Term Loan, 4.188%, (US0001M + 4.000%), 10/13/25	905,949	0.5
1,249,308	Acrisure, LLC 2020 Term Loan B, 3.765%, (US0003M + 3.500%), 02/15/27	1,175,260	0.6
646,014	Alera Group Holdings, Inc. 2018 Term Loan B, 5.070%, (US0006M + 4.000%), 08/01/25	616,944	0.3
678,089	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 2.924%, (US0001M + 2.750%), 05/09/25	650,723	0.3
2,002,698	AmWINS Group, Inc. 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 01/25/24	1,970,154	1.0
340,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 8.450%, (US0003M + 7.000%), 09/19/25	336,600	0.2
419,688	Aretec Group, Inc. 2018 Term Loan, 4.424%, (US0003M + 4.250%), 10/01/25	390,309	0.2
2,567,999	AssuredPartners, Inc. 2020 Term Loan B, 3.674%, (US0001M + 3.500%), 02/12/27	2,451,523	1.3
743,538	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/24	719,373	0.4
494,714	Hub International Limited 2018 Term Loan B, 4.020%, (US0003M + 3.000%), 04/25/25	477,399	0.2
2,583,396	NFP Corp. 2020 Term Loan, 3.424%, (US0001M + 3.250%), 02/15/27	2,450,997	1.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Insurance: (continued)
1,468,900	Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 4.174%, (US0001M + 4.000%), 09/03/26	$ 1,419,937	0.7
1,852,500	USI, Inc. 2017 Repriced Term Loan, 3.174%, (US0001M + 3.000%), 05/16/24	1,783,031	0.9
		15,348,199	7.8

	Leisure Good/Activities/Movies: 6.1%
180,000	Alterra Mountain Company 2020 Term Loan B, 4.844%, (US0003M + 4.500%), 08/01/26	178,875	0.1
451,030	AMC Entertainment Holdings Inc. 2019 Term Loan B, 4.080%, (US0003M + 3.000%), 04/22/26	343,910	0.2
1,129,618	Bombardier Recreational Products, Inc. 2020 Term Loan, 2.174%, (US0001M + 2.000%), 05/24/27	1,054,075	0.5
897,000	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.200%, (US0003M + 2.750%), 09/18/24	796,088	0.4
811	Crown Finance US, Inc. 2018 USD Term Loan, 3.322%, (US0003M + 2.250%), 02/28/25	607	0.0
509,925	Crown Finance US, Inc. 2019 Incremental Term Loan, 3.572%, (US0006M + 2.500%), 09/30/26	377,345	0.2
1,186,168	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.072%, (US0006M + 3.000%), 03/08/24	899,708	0.4
868,348	Fitness International, LLC 2018 Term Loan B, 4.322%, (US0006M + 3.250%), 04/18/25	506,898	0.3
EUR 758,100	Fluidra S.A. EUR Term Loan B, 2.000%, (EUR001M + 2.000%), 07/02/25	821,543	0.4
EUR 1,000,000	GVC Holdings PLC 2019 EUR Term Loan B, 2.500%, (EUR006M + 2.500%), 03/29/24	1,093,400	0.5
987,374	Intrawest Resorts Holdings, Inc. Term Loan B1, 2.924%, (US0001M + 2.750%), 07/31/24	935,229	0.5
1,612,682	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 4.500%, (US0001M + 3.500%), 07/03/24	1,306,272	0.7
1,059,999	Life Time, Inc. 2017 Term Loan B, 3.113%, (US0003M + 2.750%), 06/10/22	947,109	0.5
56,198	Motion Finco Sarl Delayed Draw Term Loan B2, 4.323%, (US0006M + 3.250%), 11/04/26	52,018	0.0
427,590	Motion Finco Sarl USD Term Loan B1, 4.323%, (US0006M + 3.250%), 11/13/26	395,788	0.2
804,813	Playtika Holding Corp Term Loan B, 7.072%, (US0006M + 6.000%), 12/10/24	805,378	0.4
EUR 903,699	Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR001M + 4.000%), 02/01/26	958,009	0.5
380,188	WeddingWire, Inc. 1st Lien Term Loan, 5.950%, (US0001M + 4.500%), 12/19/25	353,574	0.2
140,000	WeddingWire, Inc. 2nd Lien Term Loan, 9.700%, (US0003M + 8.250%), 12/21/26	132,300	0.1
		11,958,126	6.1

	Lodging & Casinos: 5.0%
435,000	Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	433,913	0.2
2,347,455	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.924%, (US0001M + 2.750%), 12/23/24	2,146,245	1.1
1,308,503	Everi Payments Inc. Term Loan B, 3.822%, (US0003M + 2.750%), 05/09/24	1,214,726	0.6
1,645,325	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/24	1,431,433	0.7
998,737	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 1.918%, (US0001M + 1.750%), 06/22/26	954,929	0.5
579,658	PCI Gaming Authority Term Loan, 2.674%, (US0001M + 2.500%), 05/29/26	551,520	0.3
500,000	Penn National Gaming, Inc. 2018 1st Lien Term Loan B, 3.000%, (US0001M + 2.250%), 10/15/25	475,625	0.2
1,054,945	Scientific Games International, Inc. 2018 Term Loan B5, 3.477%, (US0006M + 2.750%), 08/14/24	950,329	0.5
838,466	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 4.950%, (US0003M + 3.500%), 07/10/25	830,081	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Lodging & Casinos: (continued)
993,478	Station Casinos LLC 2020 Term Loan B, 2.500%, (US0001M + 2.250%), 02/08/27	$ 938,836	0.5
		9,927,637	5.0

	Nonferrous Metals/Minerals: 0.6%
1,168,891	Covia Holdings Corporation Term Loan, 5.387%, (US0003M + 4.000%), 06/01/25	723,543	0.4
566,801	U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	420,141	0.2
		1,143,684	0.6

	Oil & Gas: 1.2%
620,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 7.750%, (US0003M + 6.750%), 10/29/25	401,450	0.2
713,575	Glass Mountain Pipeline Holdings, LLC Term Loan B, 5.500%, (US0003M + 4.500%), 12/23/24	309,691	0.2
1,869,730	HGIM Corp. 2018 Exit Term Loan, 7.713%, (US0003M + 6.000%), 07/02/23	860,076	0.4
689,788	Lower Cadence Holdings LLC Term Loan B, 4.174%, (US0001M + 4.000%), 05/22/26	596,666	0.3
197,500	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 3.654%, (US0003M + 3.250%), 09/29/25	186,144	0.1
		2,354,027	1.2

	Publishing: 0.5%
1,000,000	Meredith Corporation 2020 Term Loan B2, 3.260%, (US0003M + 2.500%), 01/31/25	970,833	0.5

	Radio & Television: 5.1%
701,475	Clear Channel Outdoor Holdings, Inc. Term Loan B, 4.260%, (US0003M + 3.500%), 08/21/26	655,178	0.3
313,425	Cumulus Media New Holdings Inc. Term Loan B, 4.822%, (US0003M + 3.750%), 03/31/26	272,288	0.1
1,023,875	Diamond Sports Group, LLC Term Loan, 3.420%, (US0001M + 3.250%), 08/24/26	889,064	0.5
731,213	Entercom Media Corp. 2019 Term Loan, 2.670%, (US0001M + 2.500%), 11/18/24	680,028	0.4
858,125	iHeartCommunications, Inc. 2020 Term Loan, 3.174%, (US0001M + 3.000%), 05/01/26	805,564	0.4
1,296,638	NASCAR Holdings, Inc Term Loan B, 2.918%, (US0001M + 2.750%), 10/19/26	1,269,084	0.6
1,483,691	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 3.120%, (US0001M + 2.750%), 09/18/26	1,435,842	0.7
1,268,625	Sinclair Television Group Inc. Term Loan B2B, 2.690%, (US0001M + 2.500%), 09/30/26	1,240,081	0.6
1,549,457	Terrier Media Buyer, Inc. Term Loan B, 5.700%, (US0003M + 4.250%), 12/17/26	1,497,163	0.8
1,427,098	Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/24	1,344,326	0.7
		10,088,618	5.1

	Retailers (Except Food & Drug): 3.4%
1,048,864	Bass Pro Group, LLC Term Loan B, 6.072%, (US0001M + 5.000%), 09/25/24	991,176	0.5
941,049	Belk, Inc. 2019 Term Loan B, 7.750%, (US0003M + 6.750%), 07/31/25	294,078	0.1
364,488	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 2.441%, (US0001M + 2.250%), 02/03/24	359,151	0.2
1,710,572	Jo-Ann Stores, Inc. 2016 Term Loan, 6.000%, (US0006M + 5.000%), 10/20/23	757,997	0.4
1,900,802	Leslies Poolmart, Inc. 2016 Term Loan, 3.674%, (US0001M + 3.500%), 08/16/23	1,794,080	0.9
2,918,957	Mens Wearhouse, Inc. (The) 2018 Term Loan, 4.335%, (US0003M + 3.250%), 04/09/25	773,524	0.4
EUR 1,000,000	Peer Holding III B.V. 2019 EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 01/16/27	1,065,450	0.5
1,043,681	Petco Animal Supplies, Inc. 2017 Term Loan B, 4.250%, (US0003M + 3.250%), 01/26/23	733,558	0.4
		6,769,014	3.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Surface Transport: 1.8%
1,402,314		Navistar International Corporation 2017 1st Lien Term Loan B, 3.680%, (US0001M + 3.500%), 11/06/24	$ 1,353,232	0.7
954,397		PODS, LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 12/06/24	938,093	0.5
845,304		Savage Enterprises LLC 2020 Term Loan B, 3.180%, (US0001M + 3.000%), 08/01/25	835,442	0.4
408,529		XPO Logistics, Inc. 2018 Term Loan B, 2.174%, (US0001M + 2.000%), 02/24/25	400,140	0.2
91,471		XPO Logistics, Inc. 2019 Term Loan B1, 2.682%, (US0001M + 2.500%), 02/24/25	89,727	0.0
			3,616,634	1.8

		Technology: 1.0%
2,179,569		Misys (Finastra) - TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/24	1,980,004	1.0

		Telecommunications: 9.9%
1,277,250		Altice Financing SA USD 2017 1st Lien Term Loan, 2.918%, (US0001M + 2.750%), 01/31/26	1,211,258	0.6
824,500		Altice France S.A. USD Term Loan B11, 2.924%, (US0001M + 2.750%), 07/31/25	783,275	0.4
1,457,600		Altice France S.A. USD Term Loan B12, 3.871%, (US0001M + 3.688%), 01/31/26	1,393,223	0.7
1,010,000		Asurion LLC 2017 2nd Lien Term Loan, 6.674%, (US0003M + 6.500%), 08/04/25	1,009,495	0.5
1,498,860		Asurion LLC 2017 Term Loan B4, 3.174%, (US0003M + 3.000%), 08/04/22	1,475,129	0.7
994,756		Asurion LLC 2018 Term Loan B6, 3.174%, (US0001M + 3.000%), 11/03/23	969,162	0.5
1,940,138		CenturyLink, Inc. 2020 Term Loan B, 2.424%, (US0001M + 2.250%), 03/15/27	1,868,768	1.0
843,256		CommScope, Inc. 2019 Term Loan B, 3.424%, (US0001M + 3.250%), 04/06/26	814,164	0.4
1,015,000		Connect Finco Sarl Term Loan B, 5.500%, (US0001M + 4.500%), 12/11/26	954,100	0.5
232,407		Consolidated Communications, Inc. 2016 Term Loan B, 4.000%, (US0001M + 3.000%), 10/04/23	223,692	0.1
736,586		Flexential Intermediate Corporation 2017 1st Lien Term Loan, 4.950%, (US0003M + 3.500%), 08/01/24	599,800	0.3
1,590,051		Global Tel*Link Corporation 2018 1st Lien Term Loan, 5.700%, (US0003M + 4.250%), 11/29/25	1,346,773	0.7
850,000		Global Tel*Link Corporation 2018 2nd Lien Term Loan, 9.700%, (US0003M + 8.250%), 11/29/26	681,062	0.3
1,234,297		GTT Communications, Inc. 2018 USD Term Loan B, 2.920%, (US0001M + 2.750%), 05/31/25	892,122	0.5
500,000		Iridium Satellite LLC Term Loan, 4.750%, (US0001M + 3.750%), 11/04/26	495,937	0.3
1,938,964		Level 3 Financing Inc. 2019 Term Loan B, 1.924%, (US0001M + 1.750%), 03/01/27	1,890,490	1.0
305,000		Northwest Fiber, LLC Term Loan B, 5.844%, (US0003M + 5.500%), 05/21/27	301,950	0.2
1,080,990		Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 5.500%, (US0006M + 4.500%), 11/01/24	876,785	0.4
1,305,000		T-Mobile USA, Inc. 2020 Term Loan, 3.174%, (US0001M + 3.000%), 04/01/27	1,306,767	0.7
305,000		Ziggo Financing Partnership USD Term Loan I, 2.684%, (US0001M + 2.500%), 04/30/28	292,842	0.1
			19,386,794	9.9

		Utilities: 1.7%
803,456		Calpine Corporation 2019 Term Loan B10, 2.174%, (US0001M + 2.000%), 08/12/26	784,575	0.4
484,093		LMBE-MC Holdco II LLC Term Loan B, 5.460%, (US0003M + 4.000%), 12/03/25	462,309	0.2
166,517	(3)	Longview Power LLC 2020 Exit Term Loan, 10.344%, (US0003M + 10.000%), 05/26/25	164,852	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Utilities: (continued)
1,296,751	(1),(2)	Longview Power LLC Term Loan B, 6.344%, (US0003M + 6.000%), 04/13/21	$ 194,513	0.1
775,728		Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	740,174	0.4
311,850		Sabre Industries, Inc. 2019 Term Loan B, 4.494%, (US0006M + 3.500%), 04/15/26	305,483	0.1
814,075		Southeast PowerGen, LLC Term Loan B, 4.500%, (US0001M + 3.500%), 12/02/21	773,371	0.4
			3,425,277	1.7

	Total Senior Loans
	(Cost $284,858,203)		256,311,023	130.4

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.1%
23,578	(4)	Cumulus Media, Inc. Class-A	121,898	0.0
4,398	(4)	Harvey Gulf International Marine LLC	26,388	0.0
19,651	(4)	Harvey Gulf International Marine LLC - Warrants	117,906	0.1
156,376	(4)	Longview Power LLC	1,564	0.0
29,663	(3),(4)	Save-A-Lot, Inc. / Moran Foods	–	0.0
111	(4)	Southcross Holdings GP LLC	–	0.0
111	(3),(4)	Southcross Holdings LP- Class A	–	0.0
42,856	(4)	The Oneida Group (formerly EveryWare Global, Inc.)	2,143	0.0
	Total Equities and Other Assets
	(Cost $3,498,351)		269,899	0.1

	Total Investments (Cost $288,356,554)		$ 256,580,922	130.5
	Liabilities in Excess of Other Assets		(59,949,668)	(30.5)
	Net Assets		$ 196,631,254	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Issuer filed for bankruptcy and/or is in default.
(2)	Senior Loan is on non-accrual status at May 31, 2020.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Non-income producing security.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
EUR002M	2-month EURIBOR
EUR003M	3-month EURIBOR
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Senior Loans	$ –	$ 256,146,171	$ 164,852	$ 256,311,023
Equities and Other Assets	121,898	148,001	–	269,899
Total Investments, at fair value	$ 121,898	$ 256,294,172	$ 164,852	$ 256,580,922
Other Financial Instruments+
Forward Foreign Currency Contracts	–	74,675	–	74,675
Total Assets	$ 121,898	$ 256,368,847	$ 164,852	$ 256,655,597
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$ –	$ (387,633)	$ –	$ (387,633)
Total Liabilities	$ –	$ (387,633)	$ –	$ (387,633)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized appreciation (depreciation) on the instrument.

At May 31, 2020, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 17,281,939	EUR 15,915,000	State Street Bank & Trust Co.	06/11/20	$ (387,633)
EUR 1,635,000	USD 1,768,836	State Street Bank & Trust Co.	06/11/20	46,417
EUR 620,000	USD 677,371	State Street Bank & Trust Co.	06/11/20	10,982
EUR 500,000	USD 546,438	State Street Bank & Trust Co.	06/11/20	8,686
EUR 415,000	USD 452,162	State Street Bank & Trust Co.	06/11/20	8,590
				$ (312,958)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $288,462,775.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 446,237
Gross Unrealized Depreciation	(32,608,398)
Net Unrealized Depreciation	$(32,162,161)